UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06223

Legg Mason Tax Free Income Fund

Name of Fund:

55 Water Street

New York NY 10041

Address of Principal Executive Offices:

Robert I. Frankel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Item 1 – Schedule of Investments

LEGG MASON TAX FREE INCOME FUND

LEGG MASON INVESTMENT COUNSEL

MARYLAND TAX-FREE INCOME TRUST

FORM N-Q

December 31, 2009

Quarterly Report to Shareholders	1

Portfolio of Investments

Legg Mason Investment Counsel Maryland Tax-Free Income Trust

December 31, 2009 (Unaudited)

	Rate	Maturity Date	Par	Value
Municipal Bonds — 87.2%
Maryland — 83.5%
Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvement Bonds, Series 2007	4.500%	3/1/23	$1,000,000	$1,070,600
Baltimore County, Maryland, GO Bonds, Metropolitan District Bonds (70th Issue),	4.250%	9/1/26	1,000,000	1,029,160
Baltimore County, Maryland, Revenue Bonds, (Oak Crest Village Inc.), Series 2007A	5.000%	1/1/22	1,550,000	1,494,463
Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives, Series 2006A	5.000%	9/1/20	1,050,000	1,087,159
City of Annapolis, Maryland, Economic Development Revenue and Refunding Revenue Bonds (St. John’s College Facility),
Series 1998	5.500%	10/1/18	240,000	240,463
Series 1998	5.500%	10/1/23	490,000	490,245
Series 2007B	5.000%	10/1/27	1,135,000	1,048,150
Series B	5.000%	10/1/36	2,465,000	2,186,307
City of Baltimore, Maryland, (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Wastewater Projects), Series 1994A (FGIC insured)	5.000%	7/1/22	1,910,000	2,006,245
City of Baltimore, Maryland, (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Water Projects),
Series 1994A	5.000%	7/1/24	3,800,000	4,474,120	A
Series 1994A	5.000%	7/1/24	1,890,000	2,042,580
Series 2002A (FGIC insured)	5.125%	7/1/42	1,000,000	1,015,710
City of Baltimore, Maryland, (Mayor and City Council of Baltimore), Project and Revenue Bonds (Wastewater Projects), Series 2008A (FSA insured)	5.000%	7/1/33	4,000,000	4,241,080
City of Baltimore, Maryland, Project Revenue Bonds, Series 2007 C (AMBAC insured)	5.000%	7/1/23	1,000,000	1,074,850
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds,
Series 1999D AMT	5.375%	9/1/24	2,000,000	2,006,160
Series 2001B AMT	5.375%	9/1/22	310,000	310,933
Series 2001H AMT	5.200%	9/1/22	1,790,000	1,793,974
Series 2008	5.375%	9/1/39	1,500,000	1,530,570
Series 2009A	4.750%	9/1/29	1,000,000	1,006,290
Series 2009A	5.050%	9/1/39	1,980,000	1,976,852
Series 2009B	4.500%	9/1/29	2,490,000	2,457,879
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds, Capital Funding Securitization, Series 2008 (FSA insured)	4.400%	7/1/21	1,000,000	1,031,280
Department of Transportation of Maryland, Consolidated Transportation Bonds, Series 2002	5.500%	2/1/15	3,000,000	3,499,020
Frederick County, Maryland, GO Bonds, Public Facilities Refunding Bonds, Series 1998A	5.000%	7/1/15	1,000,000	1,152,330

2	Quarterly Report to Shareholders

Portfolio of Investments - Continued

Legg Mason Investment Counsel Maryland Tax-Free Income Trust - Continued

	Rate	Maturity Date	Par	Value

Maryland — Continued
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds, Series 2004A	5.000%	8/15/19	$1,000,000	$1,164,030
IDA of Prince George’s County, Maryland, Subordinated Lease Revenue Bonds (Upper Marlboro Justice Center Expansion Project), (NATL insured),
Series 2003B	5.125%	6/30/15	3,340,000	3,684,755
Series 2003B	5.000%	6/30/19	1,000,000	1,070,810
Maryland Economic Development Corporation, Economic Development Revenue (Lutheran World Relief Inc. and Immigration and Refugee Service), Series 2007	5.250%	4/1/29	565,000	514,992
Maryland Economic Development Corporation, Student Housing Revenue Bonds (University of Maryland, College Park Project),
Series 2008	5.750%	6/1/33	500,000	498,695
Series 2008	5.800%	6/1/38	1,500,000	1,481,385
Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds (University of Maryland, College Park Project), Series 2001 (AMBAC insured)	5.375%	7/1/16	985,000	1,024,883
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Kennedy Krieger Issue, Series 1997	5.125%	7/1/22	3,000,000	2,781,540
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Maryland Institute College of Art Issue, Series 2007	5.000%	6/1/36	5,000,000	4,413,450
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.500%	8/15/25	785,000	804,178
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Series 2006 (FSA insured)	4.500%	1/1/22	800,000	767,880
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System Series 2009A	6.750%	7/1/29	2,000,000	2,261,800
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Board of Child Care Issue, Series 2002	5.500%	7/1/18	1,110,000	1,152,224
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health Systems Issue, Series 2004	5.500%	7/1/39	2,000,000	2,019,740
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue,
Series 2002	5.750%	7/1/22	1,000,000	1,036,770
Series 2002	6.000%	7/1/26	2,000,000	2,067,480
Series 2002	5.750%	7/1/27	1,050,000	1,074,339
Series 2002	5.800%	7/1/32	2,000,000	2,036,020

Quarterly Report to Shareholders	3

	Rate	Maturity Date	Par	Value
Maryland — Continued
Series 2002	6.000%	7/1/37	$1,000,000	$1,017,490
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, College of Notre Dame of Maryland Issue, Series 1998 (NATL insured)	5.300%	10/1/18	925,000	1,030,727
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Hebrew Home of Greater Washington Issue, Series 2002	5.800%	1/1/32	2,250,000	2,259,990
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health Issue,
Series 1997 (AMBAC insured)	5.125%	7/1/11	2,000,000	2,129,680	A
Series 1998 (AMBAC insured)	5.250%	8/15/38	3,000,000	2,983,590
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County General Hospital Issue, Series 1993	5.500%	7/1/21	2,825,000	3,091,652	A
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Medicine, Howard County General Hospital Acquisition Issue, Series 1998 (NATL insured)	5.000%	7/1/29	2,000,000	1,883,600
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2004A (Pre-refunded 7/1/14)	5.250%	7/1/18	1,640,000	1,905,844	B
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola College Issue, Series 2006A	5.000%	10/1/40	2,000,000	2,003,800
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art Series 2007	5.000%	6/1/42	800,000	692,352
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue,
Series 2006	5.000%	7/1/19	1,000,000	1,034,670
Series 2006	5.000%	7/1/26	2,435,000	2,447,029
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Refunding, Mercy Ridge Series 2007	4.750%	7/1/34	3,200,000	2,843,776
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Suburban Hospital Issue, Series 2004A	5.500%	7/1/16	500,000	538,170
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue, Series 1990	0.000%	7/1/19	4,000,000	2,543,560	C
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins University Issue, Series 2004A	5.000%	7/1/33	3,000,000	3,105,870
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County Issue, Series 2002	5.500%	7/1/22	250,000	253,645

4	Quarterly Report to Shareholders

Portfolio of Investments - Continued

Legg Mason Investment Counsel Maryland Tax-Free Income Trust - Continued

	Rate	Maturity Date	Par	Value

Maryland — Continued
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue,
Series 2000 (Pre-refunded 7/1/10)	6.750%	7/1/30	$1,250,000	$1,300,600	B
Series 2001 (Pre-refunded 7/1/11)	5.750%	7/1/21	3,000,000	3,229,170	B
Series 2002 (Pre-refunded 7/1/12)	6.000%	7/1/32	1,000,000	1,125,370	B
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2010	5.000%	7/1/34	1,000,000	977,890
Maryland Health And Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital Issue,
Series 2008	4.000%	1/1/15	1,000,000	974,830
Series 2008	4.750%	1/1/16	1,000,000	996,390
Series 2008	6.000%	1/1/43	1,000,000	1,000,620
Maryland IDA, Economic Development Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002B	5.000%	11/1/19	500,000	494,620
Maryland IDA, Refunding Revenue Bonds (American Center for Physics Headquarters Facility), Series 2001	5.250%	12/15/15	320,000	339,453
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds, Series 1995A (FGIC insured)	0.000%	10/15/11	940,000	844,374	C
Mayor and City Council of Baltimore, Port Facilities Revenue Bonds (Consolidation Coal Sales Company Project),
Series 1984A	6.500%	10/1/11	5,000,000	5,182,900
Series 1984B	6.500%	10/1/11	1,000,000	1,036,580
Montgomery County, Maryland, GO Bonds, Consolidated Public Improvement, Refunding Bonds, Series 1992A	0.000%	7/1/10	3,000,000	2,993,160	C
Montgomery County, Maryland, Revenue Bonds, Housing Opportunities Commission Single Family Mortgage, Series 2007D AMT	5.000%	7/1/27	1,535,000	1,524,378
Montgomery County, Maryland, Revenue Bonds, Housing Opportunities Commission Single Family Mortgage, Revenue Bonds, Series 2009	4.875%	7/1/25	1,000,000	1,021,160
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.500%	4/1/16	3,425,000	3,572,926
Queen Anne’s County, Maryland, Public Facilities Refunding Bonds, Series 2005 (NATL insured)	5.000%	11/15/16	500,000	556,465
State of Maryland, GO Bonds, State and Local Facilities Loan,
Series 2000, First Series	5.500%	8/1/10	2,000,000	2,059,820
Series 2001, First Series	5.500%	3/1/15	5,000,000	5,917,200

Quarterly Report to Shareholders	5

	Rate	Maturity Date	Par	Value

Maryland — Continued
The Maryland-National Capital Park and Planning Commission, Prince George’s County, Maryland, Park Acquisition and Development GO Bonds, Series 2001Z-2	5.125%	5/1/21	$1,310,000	$1,367,168
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds, Series 2006A	5.000%	10/1/21	2,500,000	2,757,875
Washington Suburban Sanitary District, Maryland, (Montgomery and Prince George’s Counties), Water Supply Refunding Bonds,
Series 1997	5.250%	6/1/16	1,650,000	1,941,439
Series 1997	5.750%	6/1/17	2,000,000	2,429,200
Series 1997	6.000%	6/1/18	2,705,000	3,353,605
Series 1997	6.000%	6/1/19	3,665,000	4,570,108
Westminster, Maryland, Education Facilities Refunding Revenue Bonds, (McDaniel College Inc.)
Series 2006	5.000%	11/1/21	1,160,000	1,172,609
Series 2006	5.000%	11/1/22	250,000	251,850
Series 2006	5.000%	11/1/31	3,500,000	3,312,960

				158,191,556

Puerto Rico — 3.7%
Commonwealth of Puerto Rico, GO Bonds, Public Improvement Bonds,
Series 2005A	5.000%	7/1/25	2,000,000	1,900,640
Series 2009C	6.000%	7/1/39	5,000,000	5,017,850

				6,918,490

Total Municipal Bonds (Cost — $154,770,304)				165,110,046

Variable Rate Demand ObligationsD — 9.5%

Maryland — 9.5%
Baltimore County, Maryland, Economic Development Revenue, (Garrison Forest School Inc. Project), Series 2006	0.270%	1/4/10	4,800,000	4,800,000
Baltimore County, Maryland, Revenue Bonds, Loyola Blakefield High School Series 2009	0.320%	1/1/10	1,010,000	1,010,000
Maryland Health and Higher Educational Facilities Authority, (Pooled Loan Program Issue), Series 1985A VRDN	0.230%	1/4/10	900,000	900,000
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System, Series 2009	0.250%	1/7/10	5,000,000	5,000,000
Maryland Industrial Development Financing Authority, EDR, Series 2001	0.350%	1/6/10	5,025,000	5,025,000
Maryland State Economic Development Corporation Revenue, (American Urological Association), Series 2009	0.350%	1/6/10	1,200,000	1,200,000

6	Quarterly Report to Shareholders

Portfolio of Investments - Continued

Legg Mason Investment Counsel Maryland Tax-Free Income Trust - Continued

	Rate	Maturity Date	Par	Value
Variable Rate Demand Obligations — Continued

Total Variable Rate Demand Obligations (Cost — $17,935,000)				$17,935,000

Total Investments — 96.7% (Cost — $172,705,304)E				183,045,046
Other Assets Less Liabilities — 3.3%				6,303,265

Net Assets — 100.0%				$189,348,311

A	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
B

Pre-refunded bond - Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre-refunded date is used in determining weighted average portfolio maturity.

C	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
D

The rate shown is the rate as of December 31, 2009, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

E

Aggregate cost for federal income tax purposes is substantially the same as book cost. At December 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,863,725
Gross unrealized depreciation	(523,983)

Net unrealized appreciation	$10,339,742

Abbreviations used in this schedule:

AMBAC	American Municipal Bond Assurance Corporation - Insured Bonds

AMT	Alternative Minimum Tax

EDR	Economic Development Revenue

FGIC	Financial Guaranty Insurance Company - Insured Bonds

FSA	Financial Security Assurance - Insured Bonds

GO	General Obligation

IDA	Industrial Development Authority

NATL	National Public Finance Guarantee Corporation - Insured Bonds

Quarterly Report to Shareholders	7

Summary of Investments by Sector * (Unaudited)
Health Care and Hospital Revenue	23.8%
Education Revenue	14.0
Water & Sewer	12.4
Housing Revenue	8.0
General Obligation-School	7.0
General Obligation-Local	5.6
Escrowed	5.3
Port Facilities Revenue	3.4
Lease Revenue	2.6
Solid Waste Revenue	2.0
Transportation Revenue	1.9
Pre-Refunded Bonds/Escrowed to Maturity	1.8
General Obligation-State	1.1
Industrial Development	0.7
Health Care-Services	0.6
Short-Term Investments	9.8

Total Investment	100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of December 31, 2009 and are subject to change.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Tax Free Income Fund (“Trust”), consisting of the Legg Mason Investment Counsel Maryland Tax-Free Income Trust (the “Fund”) (formerly known as Legg Mason Maryland Tax-Free Income Trust) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Fund is non-diversified.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the last quoted bid provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Municipal bonds†	—	$165,110,046	—	$165,110,046

Variable rate demand obligations†	—	17,935,000	—	17,935,000

Total investments	—	$183,045,046	—	$183,045,046

† See Portfolio of Investments for additional detailed categorizations.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Maryland, it is subject to possible risks associated with economic, political, credit, or legal developments or industrial or regional matters specifically affecting Maryland.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2009, the Fund did not invest in any derivative instruments.

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax Free Income

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Tax Free Income Fund
Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Tax Free Income Fund
Date: February 23, 2010

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer and Treasurer, Legg Mason Tax Free Income Fund
Date: February 23, 2010